SCHEDULE OF ESTIMATED DEPRECIATION RATE (Details)	12 Months Ended
Jul. 31, 2026
Computer Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property, plant, and equipment, accumulated depreciation, depletion, and amortization rate	20.00%
Computer Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property, plant, and equipment, accumulated depreciation, depletion, and amortization rate	40.00%
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property, plant, and equipment, accumulated depreciation, depletion, and amortization rate	10.00%
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property, plant, and equipment, accumulated depreciation, depletion, and amortization rate	20.00%